Expected credit loss measurement	6 Months Ended
Jun. 30, 2026
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement
Note 8
Expected credit loss measurement
a) Credit loss expense / release
Total net
credit loss
expenses in
the first
six months
of 2026
were USD
197
m, reflecting
USD
74
m net
expenses
related to performing positions and USD 123 m net expenses on credit-impaired positions.
Net expected
credit loss
expenses on
the performing
portfolio were
mainly driven
by post-model
adjustments of
USD 42
m in the corporate lending portfolio, mainly in the Investment
Bank, reflecting current macroeconomic and
geopolitical uncertainty.
Net
credit
loss
expenses
of
USD
123
m
were
recognized
for
credit-impaired
positions
and
included
a
USD
157 m
release following the repayment of a corporate lending exposure, of which
USD
85 m was in Non-core and Legacy
and USD 72
m in the Investment
Bank. The effect of
this release was more
than offset by net credit
loss expenses,
primarily
related
to
a
small
number
of
corporate
counterparties
across
Personal
&
Corporate
Banking,
the
Investment Bank and Non-core and Legacy.
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
Year-to-date 30.6.26
Global Wealth Management (9) 22 13
Personal & Corporate Banking 23 128 151
Asset Management 0 0 0
Investment Bank 59 49 108
Non-core and Legacy 0 (75) (75)
Group Items 1 0 1
Total 74 123 197
Year-to-date 30.6.25
Global Wealth Management (10) 16 6
Personal & Corporate Banking 14 158 172
Asset Management 0 0 0
Investment Bank 14 76 90
Non-core and Legacy 0 9 9
Group Items (1) 0 (1)
Total 17 259 275
b) Changes to ECL models, scenarios and scenario weights
Scenarios and scenario weights
The expected
credit loss
(ECL) scenarios,
along with
their related
macroeconomic factors
and market
data, were
reviewed in
light of
the economic
and political
conditions prevailing
in the
first half
of 2026
through a
series of
governance meetings,
with input
and feedback
from UBS
AG’s Risk
and Finance
experts across
the business
divisions
and regions.
UBS AG kept
the scenarios and
scenario weights in
line with those applied
in the UBS
AG’s Annual Report 2025.
All
of
the
scenarios
have
been
updated
based
on
the
latest
macroeconomic
forecasts
as
of
30 June
2026.
The
current scenario suite,
together with the
applied scenario weightings
and the level
of post-model
adjustments, is
deemed
appropriate
to
sufficiently
capture
prevailing
macroeconomic
and
geopolitical
uncertainties.
The
assumptions on a calendar-year basis are included in the table below.
The baseline
scenario was
updated with
the latest
macroeconomic forecasts
as of
30 June 2026.
Global growth
and inflation
forecasts have
been adjusted
to reflect
higher energy
prices and
related uncertainty.
However,
the
boom in
AI has
been providing
a meaningful
offset. In
the US,
growth is
expected to
be relatively
resilient, and
inflation is expected
to peak in
the second half
of 2026, reflecting
the lasting effects
of the conflict-related
pressure
in the supply chain. In the Eurozone, the outlook
is more challenging, with Germany and Italy particularly exposed.
Swiss GDP outlook is below trend, affected by the negative spillovers from the Eurozone.
Compared
with
the
January
2026
baseline,
US
GDP
growth
projections
for
2026
and
2027
have
been
revised
slightly upward. Stronger-than-expected economic performance in the beginning of the year more than offset the
negative effects
of higher
energy
prices. In
the Eurozone
the Iran
conflict has
contributed to
lower growth
and
higher inflation, and in Switzerland GDP growth is also slightly weaker and inflation slightly higher in 2026 than in the January baseline.
Equity forecasts for
2026 have been
revised upward across
developed economies. The
revision
for European stocks
reflects the improved
earnings outlook at
the beginning of
2026, while US
stocks have been
supported by strong
technology-sector results. Oil
price forecasts for
2026 and 2027
have been adjusted
upward
in 2026 and 2027 to reflect the situation in Iran.
The
downside
scenario
set
is
unchanged,
with
global
trade
war
remaining
the
binding
scenario
and
moderate
stagflation
crisis
the secondary
downside scenario.
While
the underlying
narratives
remain unchanged,
brent
oil
price assumptions
for 2026
and 2027
were recalibrated
to reflect
recent geopolitical
developments and
the ongoing
conflicts in the Middle East, resulting in a higher energy price profile.
Comparison of shock factors
Baseline
Key parameters 2025 2026 2027
Real GDP growth (annual percentage change)
US
2.1 2.2 2.1
Eurozone 1.5 0.8 1.2
Switzerland 1.4 1.1 1.1
Unemployment rate (%, annual average)
US
4.2 4.5 4.5
Eurozone 6.3 6.4 6.3
Switzerland 2.8 3.1 3.0
Fixed income: 10-year government bonds (%, Q4)
USD 4.2 4.5 4.5
EUR 2.9 2.9 3.0
CHF 0.3 0.3 0.4
Real estate (annual percentage change, Q4)
US
1.3 2.0 3.1
Eurozone 5.0 3.8 4.1
Switzerland 3.8 2.5 2.0
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.26 31.12.25 30.6.25
Asset price appreciation 5.0 5.0 5.0
Baseline 50.0 50.0 50.0
Moderate stagflation crisis 30.0 30.0 0.0
Global trade war 15.0 15.0 0.0
Mild stagflation crisis 0.0 0.0 30.0
Global crisis
0.0 0.0 15.0
c) ECL-relevant balance sheet and off-balance sheet positions including ECL allowances and provisions
The following tables provide
information about financial instruments
and certain non-financial instruments
that are
subject
to
ECL
requirements.
For
amortized-cost
instruments,
the
carrying
amount
represents
the
maximum
exposure to credit
risk, taking into
account the allowance
for credit losses.
Financial assets measured
at fair value
through other comprehensive income (FVOCI) are
also subject to ECL; however, unlike amortized-cost
instruments,
the allowance for
credit losses for
FVOCI instruments does
not reduce the
carrying amount of
these financial assets.
Instead, the carrying
amount of financial
assets measured at
FVOCI represents the
maximum exposure to
credit risk.
No purchased credit-impaired financial assets were
recognized in the first half of 2026.
Originated credit-impaired
financial assets were not material and are not presented in the table below.
In addition to recognized financial assets,
certain off-balance sheet financial instruments and
other credit lines are
also subject to
ECL. The maximum
exposure to credit
risk for off-balance
sheet financial instruments
is calculated
based on notional amounts.
ECL-relevant balance sheet and off-balance sheet positions
USD m 30.6.26
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 215,716 215,693 23 0 (271) 0 (271) 0
Amounts due from banks 20,514 20,346 163 5 (3) 0 (3) 0
Receivables from securities financing transactions measured at amortized cost 83,553 83,553 0 0 (1) (1) 0 0
Cash collateral receivables on derivative instruments 51,314 51,314 0 0 0 0 0 0
Loans and advances to customers 667,391 634,006 28,591 4,794 (3,162) (365) (286) (2,511)
of which: Private clients with mortgages 288,702 274,962 12,069 1,671 (148) (41) (23) (84)
of which: Real estate financing 94,239 86,428 7,396 415 (89) (26) (26) (37)
of which: Large corporate clients 26,637 23,250 2,845 543 (767) (104) (101) (562)
of which: SME clients 23,739 19,718 2,623 1,399 (1,445) (92) (86) (1,267)
of which: Lombard 165,990 165,623 0 368 (74) (5) 0 (69)
of which: Credit cards 2,535 1,934 550 51 (53) (7) (13) (33)
of which: Commodity trade finance 5,498 4,726 772 0 (141) (9) 0 (131)
of which: Ship / aircraft financing 9,097 8,145 883 69 (11) (7) (4) 0 of which: Consumer financing 2,988 2,760 121 106 (171) (29) (25) (118)
Other financial assets measured at amortized cost 72,437 71,241 927 269 (138) (31) (15) (91)
of which: Loans to financial advisors 2,947 2,806 48 93 (35) (4) (1) (31)
Total financial assets measured at amortized cost 1,110,926 1,076,152 29,705 5,068 (3,576) (398) (576) (2,603)
Financial assets measured at fair value through other comprehensive income 14,517 14,517 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,125,443 1,090,669 29,705 5,068 (3,576) (398) (576) (2,603)
Notional exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 44,497 41,980 2,348 168 (76) (16) (24) (37)
of which: Large corporate clients 7,140 5,645 1,460 35 (21) (8) (7) (6)
of which: SME clients 3,513 3,034 392 88 (41) (4) (15) (22)
of which: Financial intermediaries and hedge funds
26,498 26,224 254 21 (1) (1) 0 0
of which: Lombard 3,316 3,291 0 25 (2) 0 0 (2)
of which: Commodity trade finance 5 5 0 0 0 0 0 0
Irrevocable loan commitments 86,509 82,219 3,843 447 (293) (119) (83) (91)
of which: Large corporate clients 48,757 45,152 3,269 336 (264) (98) (80) (85)
Forward starting reverse repurchase and securities borrowing agreements 9,806 9,806 0 0 0 0 0 0
Committed unconditionally revocable credit lines 57,746 53,883 3,739 124 (68) (53) (14) 0 of which: Real estate financing 6,733 5,461 1,272 0 (4) (5) 1 0 of which: Large corporate clients 9,650 8,824 824 1 (13) (8) (4) 0 of which: SME clients 10,791 10,181 498 112 (33) (25) (7) 0
of which: Lombard
2
2,146 2,146 0 0 0 0 0 0
of which: Credit cards 12,800 12,158 638 3 (9) (7) (2) 0
Irrevocable committed prolongation of existing loans 8,620 8,603 15 2 (6) (5) (1) 0
Total off-balance sheet financial instruments and other credit lines 207,178 196,491 9,946 741 (443) (192) (122) (128)
Total allowances and provisions (4,019) (590) (698) (2,731)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.
2 Committed unconditionally revocable credit lines decreased by
USD 65.2
bn, primarily in Global Wealth Management and mainly driven by certain Lombard facilities becoming uncommitted either following changes to certain contractual terms in the course of client account migrations or by a refinement of UBS’s definition of a commitment.
ECL-relevant balance sheet and off-balance sheet positions
USD m 31.12.25
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 209,858 209,606 252 0 (262) 0 (262) 0
Amounts due from banks 19,243 19,119 124 0 (14) (9) (5) 0
Receivables from securities financing transactions measured at amortized cost 83,656 83,656 0 0 (1) (1) 0 0
Cash collateral receivables on derivative instruments 41,552 41,552 0 0 0 0 0 0
Loans and advances to customers 658,760 628,914 25,287 4,559 (3,236) (352) (271) (2,613)
of which: Private clients with mortgages 288,259 277,176 9,635 1,448 (134) (44) (18) (72)
of which: Real estate financing 93,076 87,650 5,307 119 (68) (26) (30) (12)
of which: Large corporate clients 26,963 23,146 2,890 928 (1,009) (117) (94) (798)
of which: SME clients 23,941 19,984 2,551 1,406 (1,305) (80) (81) (1,144)
of which: Lombard 165,336 164,890 169 276 (130) (6) 0 (124)
of which: Credit cards 2,408 1,860 501 47 (48) (7) (12) (29)
of which: Commodity trade finance 4,849 3,570 1,274 6 (136) (8) 0 (128)
of which: Ship / aircraft financing 8,753 7,609 1,025 119 (17) (9) (8) 0 of which: Consumer financing 2,957 2,699 130 129 (167) (19) (24) (123)
Other financial assets measured at amortized cost 72,025 70,552 1,247 225 (122) (29) (9) (84)
of which: Loans to financial advisors 2,716 2,567 53 95 (34) (3) (1) (30)
Total financial assets measured at amortized cost 1,085,094 1,053,400 26,911 4,784 (3,635) (392) (546) (2,697)
Financial assets measured at fair value through other comprehensive income 13,868 13,868 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,098,962 1,067,267 26,911 4,784 (3,635) (392) (546) (2,697)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 47,102 45,512 1,448 142 (50) (15) (22) (13)
of which: Large corporate clients 7,388 6,446 916 26 (17) (7) (6) (4)
of which: SME clients 3,134 2,834 228 72 (24) (5) (15) (4)
of which: Financial intermediaries and hedge funds
29,411 29,288 123 0 (1) (1) 0 0
of which: Lombard 3,537 3,505 1 31 (2) 0 0 (1)
of which: Commodity trade finance 2,252 2,152 100 0 (1) (1) 0 0
Irrevocable loan commitments 82,122 77,976 3,938 208 (227) (114) (77) (36)
of which: Large corporate clients 50,000 46,556 3,292 153 (184) (91) (72) (20)
Forward starting reverse repurchase and securities borrowing agreements 10,723 10,723 0 0 0 0 0 0
Unconditionally revocable loan commitments 123,107 119,410 3,449 248 (67) (51) (16) 0 of which: Real estate financing 6,433 5,291 1,041 101 (3) (5) 1 0 of which: Large corporate clients 11,393 10,737 650 6 (15) (7) (6) (2)
of which: SME clients 11,814 11,278 418 118 (31) (24) (7) 0
of which: Lombard 60,500 60,435 63 1 0 0 0 0
of which: Credit cards 12,943 12,361 578 4 (9) (7) (2) 0
Irrevocable committed prolongation of existing loans 8,178 8,141 32 5 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 271,231 261,761 8,867 603 (347) (184) (115) (49)
Total allowances and provisions (3,982) (575) (661) (2,746)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective
ECL allowances.
The table below provides information
about the exposures subject to ECL and the ECL coverage ratio for UBS AG’s core loan portfolios (i.e. Loans and advances to customers
and
Loans to financial advisors
) and relevant off-balance
sheet exposures.
Cash and
balances
at central
banks
,
Amounts due
from banks
,
Receivables
from securities
financing
transactions ,
Cash collateral
receivables
on derivative
instruments
and
Financial
assets measured
at fair value
through
other comprehensive
income
are not included
in the table
below, due
to their lower
sensitivity
to ECL.
ECL coverage ratios are
calculated by dividing ECL
allowances and provisions by
the gross carrying amount
of the
corresponding on-balance sheet exposures or by the notional amount of the off-balance sheet exposures.
The overall coverage
ratio for performing
positions increased by
1
basis point to
11
basis points as
of 30 June 2026.
Compared with 31 December 2025, the coverage ratio for performing positions related to real estate lending (on-
balance
sheet)
was
unchanged
at
3
basis
points,
and
the
coverage
ratio
for
performing
positions
related
to
corporate lending (on-balance sheet) increased by 3
basis points to
79
basis points.
Coverage ratios for core loan portfolio
30.6.26
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stages 1&2 Stage 3
Private clients with mortgages 288,850 275,003 12,092 1,755 5 1 19 2 477
Real estate financing 94,327 86,454 7,422 451 9 3 35 6 809
Total real estate lending 383,177 361,457 19,514 2,206 6 2 25 3 545
Large corporate clients 27,537 23,354 2,946 1,238 279 45 344 78 4,542
SME clients 25,184 19,810 2,709 2,666 574 47 317 79 4,753
Total corporate lending 52,722 43,164 5,654 3,903 420 45 331 79 4,686
Lombard 166,064 165,628 0 436 4 0 1,025 0 1,574
Credit cards 2,588 1,941 564 83 204 37 233 81 3,905
Commodity trade finance 5,624 4,736 772 116 250 20 2 17 0
Ship / aircraft financing 9,109 8,152 887 69 12 8 50 12 0
Consumer financing 3,159 2,789 146 224 542 102 1,696 182 5,258
Other loans and advances to customers 48,110 46,504 1,340 267 55 10 56 11 7,924
Loans to financial advisors 2,982 2,809 49 124 118 13 195 16 2,465
Total other lending 237,637 232,559 3,758 1,320 31 5 135 7 4,488
Total
1
673,536 637,180 28,927 7,429 47 6 99 10 3,421
Notional exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stages 1&2 Stage 3
Private clients with mortgages 15,646 15,348 295 3 4 3 45 4 0
Real estate financing 8,561 7,280 1,282 0 6 12 0 6 0
Total real estate lending 24,207 22,628 1,577 3 5 6 0 5 0
Large corporate clients 65,722 59,797 5,553 372 45 19 164 32 2,460
SME clients 16,914 15,616 998 300 51 23 277 38 747
Total corporate lending 82,636 75,412 6,552 673 46 20 181 33 1,696
Lombard
2
8,329 8,304 0 25 4 1 0 1 875
Credit cards 12,800 12,158 638 3 7 6 36 7 0
Commodity trade finance 1,619 1,619 0 0 0 2 0 3 0
Ship / aircraft financing 1,602 1,562 40 0 6 0 216 6 0
Consumer financing 165 165 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 32,659 32,027 611 21 1 1 4 1 0
Other off-balance sheet commitments 33,355 32,810 527 17 10 5 35 5 8,311
Total other lending 90,529 88,645 1,817 66 5 3 29 4 2,113
Total
3
197,372 186,685 9,946 741 22 10 123 16 1,727
Total on- and off-balance sheet
4
870,908 823,865 38,872 8,170 42 7 105 11 3,267
1 Includes Loans and advances to customers and Loans to financial advisors, which are presented on the balance sheet line Other financial assets measured at amortized cost.
2 Committed unconditionally revocable
credit lines decreased
by USD
65.2
bn, primarily in
Global Wealth Management
and mainly driven
by certain Lombard
facilities becoming uncommitted
either following changes
to certain contractual
terms in the
course of client account
migrations or by
a refinement of
UBS’s definition
of a commitment.
3 Excludes Forward
starting reverse repurchase
and securities borrowing
agreements.
4 Includes on-balance
sheet
exposure, gross and off-balance sheet exposure (notional) and the related ECL coverage ratio
(bps).
Coverage ratios for core loan portfolio
31.12.25
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stages 1&2 Stage 3
Private clients with mortgages 288,393 277,220 9,653 1,520 5 2 19 2 473
Real estate financing 93,145 87,676 5,337 132 7 3 57 6 936
Total real estate lending 381,538 364,896 14,991 1,651 5 2 32 3 510
Large corporate clients 27,973 23,263 2,984 1,726 361 50 315 80 4,625
SME clients 25,246 20,064 2,632 2,550 517 40 307 71 4,487
Total corporate lending 53,219 43,327 5,616 4,276 435 46 311 76 4,543
Lombard 165,466 164,896 169 401 8 0 0 0 3,107
Credit cards 2,456 1,867 513 76 197 37 234 80 3,867
Commodity trade finance 4,986 3,593 1,274 118 273 22 2 17 10,800
Ship / aircraft financing 8,771 7,618 1,033 119 20 12 77 20 0
Consumer financing 3,124 2,718 154 252 533 69 1,590 151 4,884
Other loans and advances to customers 42,437 40,351 1,809 278 52 9 17 9 6,530
Loans to financial advisors 2,750 2,571 54 125 125 12 141 15 2,431
Total other lending 229,989 223,614 5,006 1,370 33 4 97 6 4,504
Total
1
664,747 631,837 25,612 7,298 49 6 106 10 3,623
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stages 1&2 Stage 3
Private clients with mortgages 13,016 12,757 245 13 3 2 16 3 0
Real estate financing 7,743 6,591 1,051 101 7 13 0 7 0
Total real estate lending 20,758 19,348 1,296 114 4 6 0 4 0
Large corporate clients 68,798 63,753 4,860 184 31 17 173 28 1,403
SME clients 16,511 15,531 732 247 46 23 386 39 468
Total corporate lending 85,308 79,284 5,592 432 34 18 201 30 868
Lombard 65,395 65,298 64 33 2 0 0 0 2,151
Credit cards 12,943 12,361 578 4 7 6 34 7 0
Commodity trade finance 5,490 5,389 101 0 2 2 6 2 0
Ship / aircraft financing 1,968 1,770 198 0 11 2 89 11 0
Consumer financing 153 153 0 0 0 0 0 0 0
Financial intermediaries and hedge funds 37,709 37,307 401 0 1 1 5 1 0
Other off-balance sheet commitments 30,782 30,127 635 20 7 5 19 6 2,053
Total other lending 154,441 152,406 1,978 57 3 2 26 2 1,963
Total
2
260,508 251,038 8,867 603 13 7 129 11 806
Total on- and off-balance sheet
3
925,254 882,875 34,479 7,900 39 6 112 10 3,408
1 Includes Loans and advances
to customers and Loans to
financial advisors, which are
presented on the balance sheet
line Other financial assets measured
at amortized cost.
2 Excludes Forward starting
reverse
repurchase and securities borrowing agreements.
3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional) and the related
ECL coverage ratio (bps).